Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Feb. 26, 2012	Feb. 27, 2011
Allowance for doubtful accounts receivable	$ 160	$ 315
Ordinary shares subject to puts, value	174,664	162,312
Ordinary Stock
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	181,003	181,003
Ordinary stock, shares issued	28,025	28,025
Ordinary stock, shares outstanding	27,962	27,962
Series A ordinary stock
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	7,678	7,678
Ordinary stock, shares issued	0	0
Ordinary stock, shares outstanding	0	0
Series B Ordinary Stock
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	90,115	90,115
Ordinary stock, shares issued	15,512	15,512
Ordinary stock, shares outstanding	15,512	15,512
Series A Redeemable Convertible Preferred
Redeemable convertible preferred stock, shares authorized	7,000	7,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	6,561	6,561
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	6,561	6,561
Redeemable convertible preferred stock series A, liquidation preference	109,189	101,101
Ordinary shares subject to puts, value	109,189	101,101
Series B Redeemable Convertible Preferred
Redeemable convertible preferred stock, shares authorized	20,524	20,524
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	3,532	3,532
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	3,532	3,532
Redeemable convertible preferred stock series B, liquidation preference	58,776	54,423
Ordinary shares subject to puts, value	58,776	54,423
Right to Shares of Series B Redeemable Convertible Preferred
Ordinary shares subject to puts, value	5,518	5,518
Ordinary Shares Subject to Put Rights
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	787	787
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	847	847
Ordinary shares subject to puts, value	$ 1,181	$ 1,270